Business Segment Data (Annual and Quarter) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
	Three Months Ended September 30		Nine Months Ended September 30
In thousands	2012	2011	2012	2011
Revenues:
Digital display sales	$ 4,250	$ 5,185	$13,101	$11,152
Digital display lease and maintenance	1,671	1,908	5,261	5,903
Real estate rentals	5	24	36	69
Total revenues	$ 5,926	$ 7,117	$18,398	$17,124
Operating (loss) income:
Digital display sales	$ (67)	$(1,004)	$(1,577)	$(2,402)
Digital display lease and maintenance	88	(39)	456	238
Real estate rentals	(14)	(42)	(40)	(36)
Corporate general and administrative expenses	(1,063)	(418)	(2,575)	(1,866)
Total operating loss	(1,056)	(1,503)	(3,736)	(4,066)
Interest expense, net	(120)	(416)	(307)	(1,140)
Gain on debt extinguishment	-	-	60	-
Change in warrant liabilities	1,379	-	3,276	-
Income (loss) from continuing operations before income taxes	203	(1,919)	(707)	(5,206)
Income tax expense	(7)	(7)	(21)	(21)
Income (loss) from continuing operations	$ 196	$(1,926)	$ (728)	$(5,227)

In thousands	2011	2010
Revenues:
Digital display sales	$ 15,990	$ 15,515
Digital display lease & maintenance	7,767	8,561
Real estate rentals	92	231
Total revenues	$ 23,849	$ 24,307
Operating (loss) income:
Digital display sales	$ (3,003)	$ (2,529)
Digital display lease & maintenance	215	83
Real estate rentals	(39)	165
Corporate general and administrative expenses	(2,134)	(3,245)
Total operating loss	(4,961)	(5,526)
Interest expense, net	(1,382)	(1,591)
Gain on debt extinguishment	8,796	-
Change in warrant liabilities	(3,655)	-
Loss from continuing operations before income taxes	(1,202)	(7,117)
Income tax benefit	8	19
Net loss from continuing operations	$ (1,194)	$ (7,098)

Schedule of Segment Reporting Information, by Segment [Table Text Block]
In thousands	2011	2010
Assets:
Digital display sales	$ 7,460	$ 8,875
Digital display lease & maintenance	17,386	22,394
Real estate rentals	802	849
Discontinued operations	702	926
Total identifiable assets	26,350	33,044
General corporate	1,109	398
Total assets	$ 27,459	$ 33,442
Depreciation and amortization:
Digital display sales	$ 179	$ 187
Digital display lease & maintenance	4,302	4,945
Real estate rentals	68	43
General corporate	66	128
Total depreciation and amortization	$ 4,615	$ 5,303
Capital expenditures:
Digital display sales	$ 37	$ 85
Digital display lease & maintenance	430	1,329
Real estate rentals	-	-
General corporate	5	11
Total capital expenditures	$ 472	$ 1,425
Geographic revenues:
United States	$ 21,630	$ 21,578
Canada	1,619	1,769
Elsewhere	600	960
Total revenues	$ 23,849	$ 24,307